Stock Option Plan (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of the stock option activity
Option outstanding at beginning of year, Shares	52,708	53,892	41,370
Granted options	6,000	4,500	19,250
Exercised options	(8,788)	(5,284)	(3,659)
Forfeited or expired options	(933)	(400)	(3,069)
Option outstanding at end of year, Shares	48,987	52,708	53,892
Options exercisable at year end	11,453	13,227	11,574
Outstanding weighted-average exercise price at beginning of year	$ 31.24	$ 29.46	$ 24.73
Granted weighted-average exercise price	$ 42.06	$ 39.88	$ 37.75
Exercised weighted-average exercise price	$ 21.50	$ 20.76	$ 20.92
Forfeited or expired weighted-average exercise price	$ 34.85	$ 23.63	$ 26.85
Outstanding weighted-average exercise price at end of year	$ 34.24	$ 31.24	$ 29.46
Options exercisable weighted-average exercise price at year end	$ 29.69	$ 25.00	$ 21.81